Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A C Institutional And Class R [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	15.03%	10.25%	10.39%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.18%	7.46%	7.63%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.46%	7.48%	7.66%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	19.45%	10.61%	10.33%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	21.67%	11.70%	11.25%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	21.04%	11.08%	10.62%